Unaudited Condensed Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Unaudited Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,361	14,841		13,916
Non-current accounts receivable, allowance for doubtful accounts	$ 6,801	42,744		38,628
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	69,064,092	69,064,092	73,140,147	73,140,147
Treasury stock, shares	4,076,055	4,076,055